Operations - Additional Information (Detail)	Jan. 24, 2019	Dec. 17, 2018
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations	20.00%	20.00%
New markets [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations	51.00%	51.00%
Boeing company [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations	80.00%	80.00%
Boeing company [member] | New markets [member]
Nature of operations [line items]
Percentage of ownership interest held by subsidiaries in joint operations	49.00%	49.00%